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American Funds Strategic Bond Fund
American Funds Strategic Bond FundSM
American Funds Strategic Bond FundSM Prospectus Supplement November 5, 2021 (for prospectus dated March 1, 2021, as supplemented to date)

1. The “Annual fund operating expenses” table in the “Fees and expenses of the fund” section of the prospectus is amended in its entirety to read as follows:
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Strategic Bond Fund		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	[1]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	[1]	0.12%	0.12%	0.14%	0.16%	0.14%	0.04%	0.18%	0.18%	0.13%	0.20%	0.18%	0.15%	0.16%	0.10%	0.34%	0.24%	0.17%	0.12%	0.19%	0.08%	0.04%
Total annual fund operating expenses		0.72%	1.42%	0.69%	0.71%	0.44%	0.34%	0.72%	1.48%	0.93%	0.75%	0.73%	0.45%	0.46%	1.40%	1.39%	1.14%	0.97%	0.67%	0.49%	0.38%	0.34%
Expense reimbursement	[2]													0.06%
Total annual fund operating expenses after expense reimbursement									1.48%	0.93%	0.75%	0.73%	0.45%	0.40%	1.40%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least November 5, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

2. The information under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus is amended in its entirety to read as follows:

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds Strategic Bond Fund - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 446	$ 245	$ 319	$ 73	$ 45	$ 35	$ 421	$ 251	$ 95	$ 325	$ 75	$ 46	$ 41	$ 143	$ 142	$ 116	$ 99	$ 68	$ 50	$ 39	$ 35
3 years	597	449	465	227	141	109	572	468	296	484	233	144	142	443	440	362	309	214	157	122	109
5 years	761	776	625	395	246	191	737	808	515	657	406	252	252	766	761	628	536	373	274	213	191
10 years	$ 1,236	$ 1,511	$ 1,087	$ 883	$ 555	$ 431	$ 1,213	$ 1,284	$ 1,143	$ 1,157	$ 906	$ 567	$ 573	$ 1,680	$ 1,669	$ 1,386	$ 1,190	$ 835	$ 616	$ 480	$ 431

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds Strategic Bond Fund - USD ($)	Class C	Class 529-C
1 year	$ 145	$ 151
3 years	449	468
5 years	776	808
10 years	$ 1,511	$ 1,284

Keep this supplement with your prospectus.